INTANGIBLE ASSETS, NET (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 23,179	$ 23,179
2014	23,179	23,179
2015	23,179	23,179
2016	23,179	23,179
2017	23,179	23,179
Thereafter	303,804	308,937
Totals	$ 419,699	$ 424,832